[AIM LOGO APPEARS HERE]         Dear Shareholder:

             [PHOTO of          Mixed signals from a vigorous economy were the
          Charles T. Bauer,     chief focus for fixed-income markets during
           Chairman of the      most of the past year. Although the Federal
LETTER    Board of the Fund,    Reserve Board (the Fed) raised rates only once
TO OUR      APPEARS HERE]       during the fiscal year covered by this report,
SHAREHOLDERS                    the period was marked by considerable
            fluctuation  in the money markets.
              In March 1997, the Fed raised the key short-term target, namely the federal funds rate, from 5.25% to 5.50%. That action was in response to concern about the inflationary potential of strong economic growth during the last quarter of 1996 and the first quarter of 1997. Short-term yields rose as markets anticipated another increase in interest rates at the Fed's next meeting in May.
              But when signs of a slowing economy appeared, the Fed decided not to raise rates further in May. Money market yields fell significantly, reflecting changed expectations of near-term interest rate stability. In fact, the federal funds rate remained unchanged from March through Short-Term Investments Trust Treasury
            TaxAdvantage Portfolio's August 31 fiscal year-end.
              The economy continued to display considerable resilience, growing at a 3.3% annual rate during the second quarter of 1997. Though there were no outward signs of inflation, the extension of a strong growth pattern heightened uncertainty about Fed policy, and that led to increased volatility in the money markets.

            YOUR INVESTMENT PORTFOLIO

            Although the Treasury bill yield curve was inverted for much of the year, the Portfolio held to its consistent investment discipline, purchasing only U.S. Treasury bills and notes, and maintaining a relatively short, laddered portfolio structure. The laddered structure is used to help ensure the portfolio's yield is not unduly influenced by reinvestment rates on any particular maturity date. The weighted average maturity was held between 45 and 57 days during the fiscal year to take advantage of higher rates available on longer maturities. As of the close of the fiscal year, the weighted average maturity was 57 days.
              The Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury, which provides shareholders with dividends exempt from state and local income taxation in certain jurisdictions. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal if held to maturity. As with any money market fund, an investment in Treasury TaxAdvantage Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                     (continued)

            As of August 31, 1997, the Institutional Class of the Portfolio offered competitive yields: Its average monthly yield was 5.09%, and its seven-day yield was 5.10%.
              The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm-G from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
              Net assets of the Institutional Class stood at $258 million as of
            August 31, 1997.

            OUTLOOK FOR THE FUTURE

              As the reporting period closed, the general expectation was that the economy would continue to grow at a sustainable annual pace of 2% to 3% and that inflation would remain under control. However, underlying strength in various economic indicators, including consumer spending and capital expenditures by companies, signals the potential for faster growth, which could trigger higher short-term rates later this year. This uncertainty could cause interest rates to remain volatile through the close of 1997.
              The Portfolio expects to continue to maintain its relatively short maturity structure, remaining flexible to take advantage of any sudden rise in market yields or further rate increases by the Fed.
              We are pleased to send you this report concerning your investment.
            AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

            Respectfully submitted,

            /s/ CHARLES T. BAUER
            Charles T. Bauer
            Chairman

AVERAGE MONTHLY YIELD COMPARISON
12 months ended 8/31/97 (Yields are average monthly yields for the month-ends shown)

                                    Short-Term Investments                         IBC Money Fund Averages(TM)-
                                 Trust Treasury TaxAdvantage                            Government Only/
                                Portfolio Institutional Class                           Institutions Only
 9/96                                       5.03%                                             4.94%
                                            5.00                                              4.92
11/96                                       4.98                                              4.98
                                            4.96                                              4.97
 1/97                                       4.94                                              4.96
                                            4.94                                              4.93
 3/97                                       4.96                                              4.99
                                            5.05                                              5.07
 5/97                                       5.06                                              5.09
                                            5.06                                              5.10
 7/97                                       5.07                                              5.11
 8/97                                       5.09                                              5.16

WEIGHTED AVERAGE MATURITY COMPARISON
12 months ended 8/31/97

                                    Short-Term Investments                         IBC Money Fund Averages(TM)-
                                 Trust Treasury TaxAdvantage                            Government Only/
                                Portfolio Institutional Class                          Institutions Only
 9/96                                       53                                                44
                                            55                                                44
11/96                                       57                                                47
                                            57                                                47
 1/97                                       48                                                42
                                            54                                                45
 3/97                                       38                                                41
                                            49                                                44
 5/97                                       54                                                46
                                            52                                                45
 7/97                                       57                                                44
 8/97                                       57                                                45

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
August 31, 1997

                                                   PAR
                                        MATURITY  (000)        VALUE
U.S. TREASURY SECURITIES - 97.50%

U.S. TREASURY BILLS(a) - 50.07%

5.08%                                   09/04/97  $1,260   $  1,259,467
--------------------------------------------------------------------------
5.10%                                   09/11/97   5,325      5,317,456
--------------------------------------------------------------------------
5.12%                                   09/11/97   3,700      3,694,738
--------------------------------------------------------------------------
5.27%                                   09/11/97   3,540      3,534,818
--------------------------------------------------------------------------
5.39%                                   09/15/97  35,330     35,261,234
--------------------------------------------------------------------------
4.985%                                  10/02/97   8,115      8,080,165
--------------------------------------------------------------------------
5.10%                                   10/23/97  20,000     19,852,667
--------------------------------------------------------------------------
5.145%                                  11/06/97  15,000     14,858,513
--------------------------------------------------------------------------
5.16%                                   11/06/97   5,800      5,745,132
--------------------------------------------------------------------------
5.155%                                  11/13/97  30,000     29,686,404
--------------------------------------------------------------------------
5.05%                                   11/28/97  20,000     19,755,917
--------------------------------------------------------------------------
5.08%                                   11/28/97   1,970      1,945,536
--------------------------------------------------------------------------
                                                            148,992,047
--------------------------------------------------------------------------

U.S. TREASURY NOTES - 47.43%

5.75%                                   09/30/97  28,000     28,007,430
--------------------------------------------------------------------------
8.75%                                   10/15/97  30,885     31,006,112
--------------------------------------------------------------------------
5.625%                                  10/31/97  32,000     32,009,268
--------------------------------------------------------------------------
8.875%                                  11/15/97  19,000     19,123,626
--------------------------------------------------------------------------
5.375%                                  11/30/97  31,000     30,989,280
--------------------------------------------------------------------------
                                                            141,135,716
--------------------------------------------------------------------------
   Total U.S. Treasury Securities                           290,127,763
--------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.50%                                 290,127,763(b)
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 2.50%                        7,435,017
--------------------------------------------------------------------------
NET ASSETS -- 100.00%                                      $297,562,780
==========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997


ASSETS:
Investments, at value (amortized cost)                    $290,127,763
----------------------------------------------------------------------
Cash                                                             4,236
----------------------------------------------------------------------
Receivables for:
 Interest                                                    3,233,140
----------------------------------------------------------------------
 Investments sold                                           60,588,116
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,053
----------------------------------------------------------------------
Other assets                                                     4,805
----------------------------------------------------------------------
  Total assets                                             353,977,113
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      55,017,151
----------------------------------------------------------------------
 Dividends                                                   1,280,331
----------------------------------------------------------------------
 Deferred compensation                                          19,053
----------------------------------------------------------------------
Accrued advisory fees                                           38,536
----------------------------------------------------------------------
Accrued distribution fees                                        7,613
----------------------------------------------------------------------
Accrued transfer agent fees                                      2,500
----------------------------------------------------------------------
Accrued trustees' fees                                             684
----------------------------------------------------------------------
Accrued administrative services fees                             4,679
----------------------------------------------------------------------
Accrued operating expenses                                      43,786
----------------------------------------------------------------------
  Total liabilities                                         56,414,333
----------------------------------------------------------------------

NET ASSETS                                                $297,562,780

======================================================================

NET ASSETS:

Institutional Class                                       $258,251,179
======================================================================
Private Investment Class                                  $ 39,311,601
======================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        258,076,160
======================================================================
Private Investment Class                                    39,285,316
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $20,141,650
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             705,397
------------------------------------------------------------------
Custodian fees                                             24,390
------------------------------------------------------------------
Administrative services fees                               56,844
------------------------------------------------------------------
Trustees' fees and expenses                                 9,331
------------------------------------------------------------------
Transfer agent fees                                        35,426
------------------------------------------------------------------
Distribution fees (Note 2)                                248,512
------------------------------------------------------------------
Other                                                      71,762
------------------------------------------------------------------
  Total expenses                                        1,151,662
------------------------------------------------------------------
Less: Fee waivers and expense reimbursements             (252,524)
------------------------------------------------------------------
  Net expenses                                            899,138
------------------------------------------------------------------
Net investment income                                  19,242,512
------------------------------------------------------------------
Net realized gain on sales of investments                  77,371
------------------------------------------------------------------
Net increase in net assets resulting from operations  $19,319,883
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997          1996
                                              ------------  ------------
OPERATIONS:

 Net investment income                        $ 19,242,512  $ 22,487,304
-------------------------------------------------------------------------
 Net realized gain on sales of investments          77,371        55,902
-------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   19,319,883    22,543,206
-------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                           (16,879,485)  (21,490,375)
-------------------------------------------------------------------------
 Private Class                                  (2,363,027)     (996,929)
-------------------------------------------------------------------------
Share transactions-net                        (159,710,741)   57,341,150
-------------------------------------------------------------------------
  Net increase (decrease) in net assets       (159,633,370)   57,397,052
-------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          457,196,150   399,799,098
-------------------------------------------------------------------------
  End of period                               $297,562,780  $457,196,150
=========================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest               $297,361,476  $457,072,217
-------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                     201,304       123,933
-------------------------------------------------------------------------
                                              $297,562,780  $457,196,150
=========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio") with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 During the year ended August 31, 1997, AIM voluntarily waived advisory fees of $123,468 and assumed expenses of $4,800.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $56,844 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay AIM Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1997, the Portfolio paid AIFS $35,426 for such services. On September 19, 1997, the Board of Trustees of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1997, the Private Investment Class paid $124,256 as compensation under the Plan. FMC waived fees of $124,256 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC, AFS and AIFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $4,209 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding for the years ended August 31, 1997, and 1996 were as follows:

                                    1997                             1996
                        ------------------------------  -------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  ---------------
Sold:
  Institutional Class    1,249,698,433  $1,249,698,433   1,931,081,349  $ 1,931,081,349
---------------------------------------------------------------------------------------
  Private Investment
   Class                   274,981,089     274,981,089     173,175,235      173,175,235
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          425,111         425,111         279,901          279,901
---------------------------------------------------------------------------------------
  Private Investment
   Class                       479,712         479,712         215,983          215,983
---------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (1,399,155,040) (1,399,155,040) (1,918,562,346)  (1,918,562,346)
---------------------------------------------------------------------------------------
  Private Investment
   Class                  (286,140,046)   (286,140,046)   (128,848,972)    (128,848,972)
---------------------------------------------------------------------------------------
Net increase
 (decrease)               (159,710,741) $ (159,710,741)     57,341,150  $    57,341,150
=======================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Institutional Class for each of the years in the five-year period ended August 31, 1997.

                             1997         1996      1995      1994      1993
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.05         0.05      0.05      0.03      0.03
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.05)       (0.05)    (0.05)    (0.03)    (0.03)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   5.13%        5.19%     5.35%     3.29%     2.96%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $258,251     $407,218  $394,376  $403,882  $434,693
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.20%(b)     0.20%     0.20%     0.20%     0.20%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     5.00%(b)     5.06%     5.21%     3.23%     2.93%
=========================  ========     ========  ========  ========  ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.23% for the periods 1997-1994, respectively.
(b) Ratios are based on average net assets of $337,228,562.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.97%, 5.04%, 5.18% and 3.20% for the periods 1997-1994, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Fund was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Fund and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Fund's fiscal year ending August 31, 1997.

The following votes were cast with respect to each item:

                                                                                                  VOTES   WITHHOLD/
     TRUSTEE/MATTER                                                                  VOTES FOR   AGAINST ABSTENTIONS
     --------------                                                                ------------- ------- -----------
 (1) Charles T. Bauer...........................................................   3,503,994,903   N/A       N/A
     Bruce L. Crockett..........................................................   3,503,994,903   N/A       N/A
     Owen Daly II...............................................................   3,503,994,903   N/A       N/A
     Carl Frischling............................................................   3,503,994,903   N/A       N/A
     Robert H. Graham...........................................................   3,503,994,903   N/A       N/A
     John F. Kroeger............................................................   3,503,994,903   N/A       N/A
     Lewis F. Pennock...........................................................   3,503,994,903   N/A       N/A
     Ian W. Robinson............................................................   3,503,994,903   N/A       N/A
     Louis S. Sklar.............................................................   3,503,994,903   N/A       N/A
 (2) Approval of new Investment Advisory Agreement (Portfolio only).............     260,840,561   N/A       N/A
 (3) Elimination of policy restricting investments in other investment
       companies (Portfolio only)...............................................     260,840,561   N/A       N/A
 (4) KPMG Peat Marwick LLP......................................................   3,503,994,903   N/A       N/A

                         TRUSTEES
Charles T. Bauer                       Robert H. Graham           Short-Term
Bruce L. Crockett                       John F. Kroeger           Investments Trust
Owen Daly II                           Lewis F. Pennock           (STIT)
Jack Fields                             Ian W. Robinson
Carl Frischling                          Louis S. Sklar

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President            Treasury
John J. Arthur           Sr. Vice President & Treasurer            TaxAdvantage
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ------------------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Institutional                  ANNUAL
Melville B. Cox                          Vice President            Class                          REPORT
Karen Dunn Kelley                        Vice President
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary                                      AUGUST 31, 1997
Nancy L. Martin                     Assistant Secretary
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                            AUDITORS
                     KPMG Peat Marwick LLP
                         700 Louisiana
                      NationsBank Building
                      Houston, TX  77002


This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY
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